BASIS OF PRESENTATION (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Strategic Shift in Business Strategy

Strategic Shift in Business Strategy

During September 2023, the Company’s Board of Directors initiated a process to explore strategic alternatives for the business. In consultation with financial and legal advisors, a comprehensive strategic review process began immediately and evaluated a broad range of options to maximize shareholder value. As part of this review process, Assure’s board agreed to conduct an auction process for the sale of its clinical operations. During February 2024, Assure entered a Definitive Agreement and Plan of Merger with Danam Health, Inc. (“Danam”). Danam delivers unique solutions for pharmacies, providers, pharmaceutical manufacturers, and payors focused on improving the lives of patients. During March 2024, Assure closed the disposal transaction resulting in the sale of most of the Company’s clinical operations, equipment, and contracts. As of the filing date of this Annual Report on Form 10K, Assure is providing IONM services in limited markets, primarily Arizona and Montana. See Note 16 for further discussion of these transactions.

Financial Reporting and Classification

As a result of the corporate actions described above, the Company’s technical and professional services meet the criteria to be considered “held for sale” as that term is defined in accounting principles generally accepted in the United States (“GAAP”). Accordingly. the assets associated with these services are classified and reflected on our consolidated balance sheets as “held for sale” as of December 31, 2023, and 2022, and their results of operations are classified as “discontinued operations” in the consolidated statements of operations for the years ended December 31, 2023 and 2022. Certain financial disclosures including major components of the assets and results of operations related to discontinued operations are provided in Note 7. Our continuing operations consists of our billing and collections services and costs to maintain our public company listing and are presented as such for all periods presented herein and until such time a strategic transaction is completed.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Company’s financial statements were prepared on a consolidated basis and include the accounts of the Company and its wholly owned subsidiaries, as well as an entity in which the Company has a controlling financial interest. All intercompany accounts and transactions have been eliminated in consolidation.

Unaudited Interim Financial Statements

Unaudited Interim Financial Statements

The accompanying unaudited interim condensed consolidated financial statements are presented in accordance with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial information. The amounts as of December 31, 2023, have been derived from the Company’s annual audited consolidated financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2023, filed on April 26, 2024 (the “Form 10-K”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted in accordance with such rules and regulations. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements reflect all adjustments, which consist of normal recurring adjustments, necessary to state fairly the financial position of the Company and its results of operations and cash flows as of and for the periods presented. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Form 10-K. The results of operations for the three months ended March 31, 2024, are not necessarily indicative of the results that may be expected for the full year ending December 31, 2024 or any future period and the Company makes no representations related thereto.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The accounting estimates and assumptions that require management’s most significant, difficult, and subjective judgment include the recognition and measurement of patient service fees, net, hospital, management and other revenue, the collectability of accounts receivable, the fair value measurements of goodwill and intangible assets, the assessment of the recoverability of goodwill, the assessment of useful lives and recoverability of intangible assets and long-lived assets, recognition and measurement of current and deferred income tax assets and liabilities, the assessment of unrecognized tax benefits, the valuation and recognition of stock-based compensation expense, among others. Actual results experienced by the Company may differ from management’s estimates. Revisions to accounting estimates are recognized in the period in which the estimate is revised and also in future periods when the revision affects both current and future periods. Significant assumptions, judgments, and estimates that management has made at the end of the reporting period that could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made, relate to, but are not limited to, the following: patient service fees, net; hospital, management, and other revenue; accounts receivable; and due to/from related parties.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The accounting estimates and assumptions that require management’s most significant, difficult, and subjective judgment include the recognition and measurement of patient service fees, net, hospital, management and other revenue, the collectability of accounts receivable, the fair value measurements of goodwill and intangible assets, the assessment of the recoverability of goodwill, the assessment of useful lives and recoverability of intangible assets and long-lived assets, recognition and measurement of current and deferred income tax assets and liabilities, the assessment of unrecognized tax benefits, the valuation and recognition of stock-based compensation expense, among others. Actual results experienced by the Company may differ from management’s estimates.

Revisions to accounting estimates are recognized in the period in which the estimate is revised and also in future periods when the revision affects both current and future periods. Significant assumptions, judgments, and estimates that management has made at the end of the reporting period that could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made, relate to, but are not limited to, the following: patient service fees, net; hospital, management, and other revenue; accounts receivable; and due to/from related parties.

Liquidity and Going Concern

Liquidity and Going Concern

The Company’s current cash balance and estimated cash from operations for the next 12 months is not sufficient to meet the Company’s working capital needs for the next 12 months, which raised substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to seek equity or debt financing and have implemented significant cost cutting measures to mitigate its going concern. Such financings may include the issuance of shares of common stock, warrants to purchase common stock, convertible debt or other instruments that may dilute current stockholders. Financing may not be available on acceptable terms depending on market conditions at the time the Company seeks financing.  The accompanying consolidated financial statements do not include any adjustments that might become necessary should the Company be unable to continue as a going concern.

Liquidity and Going Concern

The Company’s current cash balance and estimated cash from operations for the next 12 months is not sufficient to meet the Company’s working capital needs for the next 12 months, which raised substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to seek equity or debt financing and have implemented significant cost cutting measures to mitigate its going concern. Such financings may include the issuance of shares of common stock, warrants to purchase common stock, convertible debt or other instruments that may dilute current stockholders. Financing may not be available on acceptable terms depending on market conditions at the time the Company seeks financing.  The accompanying consolidated financial statements do not include any adjustments that might become necessary should the Company be unable to continue as a going concern.

Common Stock Reverse Split

Common Stock Reverse Split

During July 2024, the Company effectuated a twenty-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.

Common Stock Reverse Split

During March 2023 and July 2024, the Company effectuated a twenty-for-one reverse stock split and an eighteen-for-one reverse stock split, respectively. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.

Accounting Policies

Accounting Policies

There have been no changes, except as noted below, to the Company’s significant accounting policies or recent accounting pronouncements during the three months ended March 31, 2024, as compared to the significant accounting policies disclosed in the 10-K for the year ended December 31, 2023, as filed on April 26, 2024.

Recent Accounting Pronouncements

On January 1, 2023, the Company adopted Accounting Standards Update No, 2016-13, Measurement of Credit Losses on Financial Instruments, and its related amendments using the prospective method. The new standard requires the use of a current expected credit loss impairment model to develop and recognize credit losses for financial instruments at amortized cost when the asset is first originated or acquired, and each subsequent reporting period. The adoption of this standard did not have a material impact to the Company’s 2023 financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disclosure of specific categories in the effective tax rate reconciliation and additional information for reconciling items that meet a quantitative threshold and further disaggregation of income taxes paid for individually significant jurisdictions. This guidance is effective on a prospective or retrospective basis for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this guidance on the disclosures within its consolidated financial statements.

Recent Accounting Pronouncements Accounting Standards Not Yet Adopted

Recent Accounting Pronouncements Accounting Standards Not Yet Adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires significant segment expenses and other segment related items to be disclosed on an interim and annual basis. The new disclosure requirements are also applicable to companies with a single reportable segment. This guidance is effective on a retrospective basis for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this guidance on the disclosures within its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disclosure of specific categories in the effective tax rate reconciliation and additional information for reconciling items that meet a quantitative threshold and further disaggregation of income taxes paid for individually significant jurisdictions. This guidance is effective on a prospective or retrospective basis for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this guidance on the disclosures within its consolidated financial statements.

Reclassifications

Reclassifications

Certain amounts for the three months ended March 31, 2023 have been reclassified to conform to the 2024 presentation as it relates to assets held for sale and discontinued operations. Total assets, liabilities, equity, and net loss did not change for the prior periods due to the reclassifications.

Reclassifications

Certain amounts for the year ended December 31, 2022, and as of December 31, 2022, have been reclassified to conform to the 2023 presentation as it relates to assets held for sale and discontinued operations. Total assets, liabilities, equity, and net loss did not change for the prior periods due to the reclassifications.

Correction of immaterial error

Correction of Immaterial Error

During December 2023, the Company identified presentation errors to the consolidated financial statements for the year ended December 31, 2022 and all quarterly periods through September 30, 2023 related to the following: (1) The Company incorrectly presented bad debt expense of $1.4 million related to the termination of MSA agreements as other expense in the statement of operations. This should have been classified within operating expenses. (2) The Company incorrectly presented $620 thousand of finance lease payments within cash flows used in operations, which should have been presented in as cash flows used in financing activities. (3) The Company incorrectly presented long-term acquisition liability payments of $280 thousand within cash flows used in investing activities, which should have been presented as cash flows used in financing activities.

Management evaluated the materiality of the error described above from a qualitative and quantitative perspective. Based on such evaluation, we have concluded the error was immaterial to the year ended December 31, 2022 but material to the year ended December 31, 2023, taking into account the requirements of the SEC Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. Accordingly, we are correcting this error as of December 31, 2022, and have correctly stated the amounts for the year ended December 31, 2022 Consolidated Financial Statements included in this Form 10-K.

Restatement of Previously Issued Unaudited Interim 2023 Financial Statements

Restatement of Previously Issued Unaudited Interim 2023 Financial Statements

As of January 1, 2023, the Company recognized a deferred tax liability related to book to tax timing differences associated with the accretion expense originated from the fair value calculation of the convertible notes. The recorded deferred tax liability was an error which was reversed as of and for the three months ended March 31, 2023, as of and for the three and six months ended June 30, 2023 and as of and for the nine months ended September 30, 2023. This correction impacts the deferred tax liability and retained earnings on the balance sheet and income tax expense on the statement of operations.

During the second quarter of 2023, stock-based compensation benefit was not recorded related to forfeited stock options. In correction of the error in 2023, the Company recorded a stock-based compensation benefit of $144 thousand related to the forfeiture on the unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2023 and the nine months ended September 30, 2023. This correction impacts general and administrative expenses on the statement of operations and additional paid-in capital on the balance sheet.

During the second quarter of 2023, the Company settled a dispute with a commercial insurance payor for $381 thousand less than the amount previously accrued as of June 30, 2023. The error is related to an overstatement of accounts receivable and overstatement of revenue due to pricing concession adjustments related to estimated settlement. This correction impacts accounts receivable on the balance sheet and revenue on the statement of operations.

In accordance with U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 99, Materiality (“SAB 99”), codified in Financial Accounting Standards Boards’ (“FASB”) Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections (“ASC 250”), the Company evaluated the materiality of the above errors from a quantitative and qualitative perspective and concluded that the errors were material to the Company’s 2023 condensed interim consolidated financial statements and the financial statements should be restated to present the identified adjustments. The previously filed Quarterly Reports on Form 10-Q for the quarters ended March 31, 2023, June 30, 2023 and September 30, 2023, are restated in the consolidated financial statements in this Annual Report on Form 10-K, per the tables below.

The following tables show the Company’s unaudited condensed consolidated balance sheets as of March 31, 2023, June 30, 2023 and September 30, 2023 and the Company’s unaudited condensed consolidated income statements for the three months ended March 31, 2023, for the three and six months ended June 30, 2023 and for the three and nine months ended September 30, 2023, and the Company’s unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023, for the six months ended June 30, 2023 and for the nine months ended September 30, 2023, as previously reported, adjustments and as restated for the periods presented (amounts stated in thousands of dollars except share and per share amounts):

	As of March 31, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Total Liabilities
Deferred Tax Liability	$1,170	$(1,170)	$—
Total Liabilities	19,728	(1,170)	18,558

Total Shareholders’ Equity
Additional paid-in capital	50,289	—	50,289
Accumulated deficit	(48,870)	1,170	(47,700)
Total shareholders’ equity	1,441	1,170	2,611
Total liabilities and shareholders’ equity	$21,169	$—	$21,169

	Three Months Ended March 31, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Operating expenses
General and administrative	$3,211	$—	$3,211
Total operating expenses	3,523	—	3,523
Loss from operations	(3,344)	—	(3,344)
Loss before income taxes	(3,940)	—	(3,940)
Income tax (expense)	(374)	1,170	796
Net loss	(4,314)	1,170	(3,144)
Basic loss per share	(73.61)	19.96	(53.65)
Diluted loss per share	$(73.61)	$19.96	$(53.65)
Weighted average number of shares used in per share calculation - basic	58,607	—	58,607
Weighted average number of shares used in per share calculation - basic	58,607	—	58,607

	Three Months Ended March 31, 2023 (unaudited)
Net cash used in operating activities	As Previously Reported	Adjustments	As Restated
Net loss	$(4,314)	$1,170	$(3,144)
Income taxes	$374	$(1,170)	$(796)

	As of June 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Total Assets
Accounts Receivable, net	$9,088	$(381)	$8,707
Total current assets	17,903	(381)	17,522
Total assets	20,249	(381)	19,868

Total Liabilities
Deferred Tax Liability	617	(617)	—
Total Liabilities	18,921	(617)	18,304

Total Shareholders’ Equity
Additional paid-in capital	55,434	(144)	55,290
Accumulated deficit	(54,132)	380	(53,752)
Total shareholders’ equity	1,328	236	1,564
Total liabilities and shareholders’ equity	$20,249	$(381)	$19,868

	Three Months Ended June 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Revenue
Professional services	$839	$(381)	$458
Total revenue	1,543	(381)	1,162

Gross Margin	(1,859)	(381)	(2,240)

Operating expenses
General and administrative	3,355	(144)	3,211
Total operating expenses	3,605	(144)	3,461
Loss from operations	(5,464)	(237)	(5,701)
Loss before income taxes	(5,807)	(237)	(6,044)
Income tax (expense) benefit	545	(553)	(8)
Net loss	(5,262)	(790)	(6,052)
Basic loss per share	(29.30)	(4.40)	(33.70)
Diluted loss per share	$(29.30)	$(4.40)	$(33.70)
Weighted average number of shares used in per share calculation - basic	179,575	—	179,575
Weighted average number of shares used in per share calculation - basic	179,575	—	179,575

	Six Months Ended June 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Revenue
Professional services	$2,713	$(381)	$2,332
Total revenue	5,095	(381)	4,714

Gross Margin	(1,680)	(381)	(2,061)

Operating expenses
General and administrative	6,566	(144)	6,422
Total operating expenses	7,128	(144)	6,984
Loss from operations	(8,808)	(237)	(9,045)
Loss before income taxes	(9,747)	(237)	(9,984)
Income tax (expense) benefit	171	617	788
Net loss	(9,576)	380	(9,196)
Basic loss per share	(4.45)	(0.24)	(4.69)
Diluted loss per share	$(4.45)	$(0.24)	$(4.69)
Weighted average number of shares used in per share calculation - basic	2,149,777	—	2,149,777
Weighted average number of shares used in per share calculation - basic	2,149,777	—	2,149,777

	Six Months Ended June 30, 2023 (unaudited)
Net cash used in operating activities	As Previously Reported	Adjustments	As Restated
Net loss	$(9,576)	$380	$(9,196)
Stock-based compensation	56	(144)	(88)
Accounts receivable	6,055	381	6,436
Income taxes	$(198)	$(617)	$(815)

	As of September 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
ASSETS
Accounts Receivable, net	$6,013	$(381)	$5,632
Total current assets	14,338	(381)	13,957
Total assets	15,292	(381)	14,911

Total Liabilities
Deferred Tax Liability	616	(616)	—
Total Liabilities	21,361	(616)	20,745

Total Shareholders’ Equity
Additional paid-in capital	55,475	(144)	55,331
Accumulated deficit	(61,571)	379	(61,192)
Total shareholders’equity	(6,069)	235	(5,834)
Total liabilities and shareholders’ equity	$15,292	$(381)	$14,911

	Nine Months Ended September 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Operating expenses
General and administrative	$10,105	$(144)	$9,961
Total operating expenses	10,195	(144)	10,051
Loss from operations	(11,967)	(237)	(12,204)
Loss from continuing operations before income taxes	(13,611)	(237)	(13,848)
Income tax benefit on continuing operations	171	617	788
Loss from continuing operations	(13,440)	380	(13,060)
Loss from discontinued operations, net of tax	(3,575)	—	(3,575)
Net loss	(17,015)	380	(16,635)
Basic loss per share	(88.01)	1.97	(86.04)
Diluted loss per share	$(88.01)	$1.97	$(86.04)
Weighted average number of shares used in per share calculation - basic	193,334	—	193,334
Weighted average number of shares used in per share calculation - basic	193,334	—	193,334

	Nine Months Ended September 30, 2023 (unaudited)
Net cash used in operating activities	As Previously Reported	Adjustments	As Restated
Net loss	$(17,015)	$(380)	$(17,395)
Stock-based compensation	(107)	(144)	(251)
Accounts receivable	9,130	381	9,511
Deferred income taxes	$(216)	$(617)	$(833)

Credit Risk

Credit Risk

Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure to credit risk was as follows (in thousands):

	March 31,	December 31,
	2023	2023

Cash	$376	$123
Accounts receivable, net	2,065	3,601
Total	$2,441	$3,724

Credit Risk

Credit risk arises from cash and trade and other receivables.  The exposure to credit risk was as follows (in thousands):

	December 31,	December 31,
	2023	2022

Cash	$123	$905
Accounts receivable, net	3,601	15,143
Due from MSAs	—	4,913
Total	$3,724	$20,961

Cash

Cash

Cash is held in financial institutions with good standing, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Cash

Cash is held in financial institutions with good standing, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Accounts receivable

Accounts receivable

On January 1, 2023, the Company adopted Accounting Standards Update No, 2016-13, Measurement of Credit Losses on Financial Instruments, and its related amendments using the prospective method. The new standard requires the use of a current expected credit loss impairment model to develop and recognize credit losses for financial instruments at amortized cost when the asset is first originated or acquired, and each subsequent reporting period.

The cash collection cycles of the Company may be protracted due to the majority of its revenue being billed to third-party commercial insurance payors on an out-of-network basis. The collection cycle for IONM to out-of-network payors may require an extended period to maximize reimbursement on claims, which results in accounts receivable growth tied to the Company’s overall growth in technical and professional service revenues. The collection cycle may consist of multiple payments from out-of-network private insurance payors, as the collection process entails multiple rounds of denials, underpayments, appeals and negotiations as part of the process to maximize the reimbursement yield on claims. Based on the Company’s historical experience, claims generally become uncollectible once they are aged greater than 24 months; as such, included in the Company’s allowance for implicit price concessions is an estimate of the likelihood that a portion of the Company’s accounts receivable may become uncollectible due to age. The Company continues collection efforts on claims aged over 24 months. Collections on claims are recorded as revenue in the period received as such collections represent a subsequent change to the initial estimation of the transaction price.

Accounts receivable, net

On January 1, 2023, the Company adopted Accounting Standards Update No, 2016-13, Measurement of Credit Losses on Financial Instruments, and its related amendments using the prospective method. The new standard requires the use of a current expected credit loss impairment model to develop and recognize credit losses for financial instruments at amortized cost when the asset is first originated or acquired, and each subsequent reporting period.

Historical accounts receivable was primarily derived from revenue which has been included in discontinued operations for the years ended December 31, 2023 and 2022, however, Assure did not sell its accounts receivable. The cash collection cycles of the Company may be protracted due to the majority of its revenue being billed to third-party commercial insurance payors on an out-of-network basis. The collection cycle for IONM to out-of-network payors may require an extended period to maximize reimbursement on claims, which had resulted in accounts receivable growth tied to the Company’s overall growth in technical and professional service revenues. The collection cycle may consist of multiple payments from out-of-network private insurance payors, as the collection process entails multiple rounds of denials, underpayments, appeals and negotiations as part of the process to maximize the reimbursement yield on claims. Based on the Company’s historical experience, claims generally become uncollectible once they are aged greater than 24 months; as such, included in the Company’s allowance for implicit price concessions is an estimate of the likelihood that a portion of the Company’s accounts receivable may become uncollectible due to age. The Company continues collection efforts on claims aged over 24 months. Collections on claims are recorded as revenue in the period received as such collections represent a subsequent change to the initial estimation of the transaction price. The Company’s allowance for implicit price concessions was $13.8 million and $13.9 million as of December 31, 2023 and 2022, respectively

Financial Instruments

Financial Instruments

Fair Value of Financial Instruments Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying amount of cash equivalents, accounts receivable, accounts payable and accrued liabilities approximates fair value due to the short-term nature of these instruments. Long-term debt is carried at amortized cost and measured at fair value on a quarterly basis for disclosure purposes.

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, bank debt, trade and other receivables, trade and other payables, acquisition indebtedness, convertible debentures, and finance leases. The carrying amounts of the Company’s cash, receivables, and payables, as reflected in the consolidated financial statements approximate fair value due to the short-term maturity of these items. The other long-term instruments approximate their carrying amounts as assessed by management.

The Company’s financial instruments are exposed to certain financial risks, including concentration risk, liquidity risk, and market risk.

Concentration risk is the risk of financial loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash and trade receivables. The carrying amount of the financial assets represents the maximum credit exposure.

The Company limits its exposure to concentration risk on cash by placing these financial instruments with high-credit, quality financial institutions and only investing in liquid, investment grade securities.

The Company has a number of individual third-party payors and no individual third party insurers that represent a concentration risk. Net patient service fee revenue, which is included in discontinued operations, has historically been recognized in the period in which IONM services are rendered, at net realizable amounts from third party payors when collection is reasonably assured and can be estimated. The Company bills national, regional and local third party insurers which pose a low risk of insolvency because they are regulated by state insurance commissions which require appropriate reserves to be maintained to reimburse healthcare providers for submitted claims. The majority of the Company’s services are rendered on an out-of-network basis and billed to third party insurers. Since allowable charges for services rendered out-of-network are not contractually based, the Company establishes net realized value by evaluating the payor mix, historical settlement and payment data for a given payor type, and current economic conditions to calculate an appropriate net realizable value for net patient service revenue and accounts receivables. These estimates are subject to ongoing monitoring and adjustment based on actual experience with final settlements and collections and management revises its net patient service revenue estimates as necessary in subsequent periods.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they are due and arises from the Company’s management of working capital. The Company strives to ensures that there is sufficient liquidity to meet its short-term business requirements, considering its anticipated cash flows from operations and its holdings of cash. A significant portion of the trade and other payables balance is related to amounts owed to third parties for professional fees and the accrual of billing and collection fees to be paid to the Company’s third-party billing and collection vendors. The billing and collection fees are accrued in the same period as services are rendered and revenue is recognized by the Company. The accrued billing and collection fees are calculated based on a percentage of the estimated net realized value of the of the revenue recognized. The accrued fees to be paid to the third party billing and collection vendors are contingent on cash collections and are typically paid the following month after collections are achieved. Additional billing and collection fees are accrued when the cash collected exceeds the revenue recognized by the Company at the time of services rendered.

Market risk is the risk that changes in the market prices, such as interest rates, will affect the Company’s income or the value of the financial instruments held. The Company’s policy is to invest cash at floating rates of interest, in order to maintain liquidity, while achieving a satisfactory return for the Company. Fluctuations in the interest rates impact the value of cash but such fluctuations will have no significant impact to the Company’s consolidated financial instruments.

Derivative Instruments

Derivative Instruments

The Company evaluates its equity-linked financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging” (“ASC 815”).

Goodwill and Identified Intangible Assets

Goodwill and Identified Intangible Assets

Goodwill

Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the net tangible and identified intangible assets acquired under a business combination. Goodwill also includes acquired assembled workforce, which does not qualify as an identifiable intangible asset. The Company reviews impairment of goodwill annually in the fourth quarter, or more frequently if events or circumstances indicate that the goodwill might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If, after assessing the totality of events or circumstances, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than the carrying amount, then the quantitative goodwill impairment test is unnecessary.

If, based on the qualitative assessment, it is determined that it is more likely than not that the fair value of a reporting unit is less than the carrying amount, then the Company proceeds to perform the quantitative goodwill impairment test. The Company first determines the fair value of a reporting unit using a Level 1 input which estimates the fair value of the Company’s equity by utilizing the Company’s trading price as of the end of the reporting period. The Company then compares the derived fair value of a reporting unit with the carrying amount. If the carrying value of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. During 2023, the Company determined goodwill was not impaired based on its qualitative assessment. During the fourth quarter 2022, the Company determined there to be an indicator of goodwill impairment based upon the Company’s market capitalization exceeding book capital. Based upon the Company’s analysis it recorded an impairment charge $3.4 million for the year ended December 31, 2022. Additionally, during 2023, as a result of the Company’s strategic shift (Note 1), goodwill of $1.9 million was reclassified to assets held for sale as of December 31, 2023 and 2022, respectively (Note 7).

Identified intangible assets

Identified finite-lived intangible assets consist of trade names and other agreements. The tradename has an indefinite life and is not being amortized, while the agreements are being amortized on a straight-line bases over their estimated useful lives:

Doctor agreements	1	year
Noncompete agreements	2	years

The Company makes judgments about the recoverability of finite-lived intangible assets whenever facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, the Company assesses recoverability by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If the useful life is shorter than originally estimated, the Company would accelerate the rate of amortization and amortize the remaining carrying value over the new shorter useful life. During the year ended December 31, 2022, the Company’s estimated useful life for doctor agreements decreased to one year from ten years since the Company believes this useful life better reflects the assessment surgeons make when evaluating service providers. As a result, the Company recorded additional amortization of $3.1 million related to this change in estimate. Additionally, during the year ended

December 31, 2022, the Company recorded impairment charges of $117 thousand related to trade names that are no longer in use. Additionally, during 2023, as a result of the Company’s strategic shift (Note 1), intangible assets of $98 thousand and $390 thousand were reclassified as a component of assets held for sale as of December 31, 2023, and 2022 (Note 7), respectively.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the related assets’ estimated useful lives:

Medical equipment	2.5	years
Computer equipment	2.0	years
Furniture and fixtures	4.0	years

Expenditures that materially increase asset life are capitalized, while ordinary maintenance and repairs are expensed as incurred. Additionally, during 2023, as a result of the Company’s strategic shift (Note 1), the majority of property and equipment was reclassified as a component of assets held for sale as of December 31, 2023, and 2022 (Note 7).

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs are presented in the consolidated balance sheets as a deduction from the carrying amount of the long-term debt and are amortized over the term of the associated debt to interest expense using the effective interest method. In addition, the Company elects to continue to defer the unamortized debt issuance costs when it pays down a portion of the debt as the prepayment is factored into the terms agreed to on the debt.

Share Issuance Costs

Share Issuance Costs

Costs attributable to the raising of capital are applied against the related share capital. Costs related to shares not yet issued are recorded as deferred share issuance costs. These costs are deferred until the issuance of shares to which the costs relate.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, accrued liabilities, and noncurrent lease liabilities in the Company’s consolidated balance sheets. The ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the leases do not provide an implicit rate, the Company generally uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. As a practical expedient, the Company elected, for all office and facility leases, not to separate non-lease components from lease components and instead to account for each separate lease component and its associated non-lease components as a single lease component.

Revenue Recognition and Collection Cycle

Revenue Recognition and Collection Cycle

The Company recognizes revenue when its customer obtains control of promised services, in an amount that reflects the consideration which the entity expects to receive in exchange for those services. To determine revenue recognition for arrangements that an entity determines are within the scope of Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”), the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Historically, the Company recognized revenue primarily from fees for IONM services provided. Such revenues have been included is discontinued operations for the years ended December 31, 2023, and 2022 due to the Company’s strategic shift (Note 1). Revenue was recognized at a point in time upon satisfaction of the Company’s performance obligation to a customer, which was at the time of service. Revenue was based on the Company’s best estimate of the transaction price the Company expects to receive in exchange for the services rendered. Our estimate of the transaction price includes estimates of price concessions for such items as contractual allowances from third-party payors, potential adjustments that may arise from payment, and uncollectible amounts.

The Company utilizes significant judgement to develop estimates of the stand-alone selling price for each distinct performance obligation based upon the relative stand-alone selling price. There is no variable consideration that relates to performance obligations. To determine the stand-alone selling price for performance obligations, services rendered, the Company performs a collection analysis for out-of-network billings to private insurance companies and adjusts its estimated transaction price if the collection rate is different from the amount recorded in previous periods. Historically, this analysis is performed monthly.

The cash collection cycles of the Company may be protracted due to the majority of its revenue being billed to third-party commercial insurance payors on an out-of-network basis. The collection cycle for IONM to out-of-network payors may require an extended period to maximize reimbursement on claims, which results in accounts receivable growth tied to the Company’s overall growth in technical and professional service revenues. The collection cycle may consist of multiple payments from out-of-network private insurance payors, as the collection process entails multiple rounds of denials, underpayments, appeals and negotiations as part of the process to maximize the reimbursement yield on claims. Based on the Company’s historical experience, claims generally become uncollectible once they are aged greater than 24 months; as such, included in the Company’s allowance for implicit price concessions is an estimate of the likelihood that a portion of the Company’s accounts receivable may become uncollectible due to age. The Company continues collection efforts on claims aged over 24 months. Collections on claims are recorded as revenue in the period received as such collections represent a subsequent change to the initial estimation of the transaction price.

Technical and professional service revenue

Technical and professional service revenue is recognized at a point in time in which performance obligations are satisfied at the amount that reflects the consideration to which the Company expects to be entitled. Performance obligations are satisfied when IONM services are rendered. The majority of the Company’s services are rendered on an out-of-network basis and billed to third party commercial insurers. Since allowable charges for services rendered out-of-network are not explicitly identified in the contract, the Company determines the transaction price based on standard charges for services provided, reduced by and implicit price concessions based on evaluating the payor mix, historical settlements and payment data for payor types and current and future economic conditions to calculate an appropriate net realizable value for revenue and accounts receivable. These estimates are subject to ongoing monitoring and adjustment based on actual experience with final settlements and collections and management revises its revenue estimates as necessary in subsequent periods. Such revenue is included in discontinued operations for the years ended December 31, 2023 and 2022 (Note 7).

Other revenue

The Company recognizes revenue from managed service arrangements on a contractual basis. Revenue is recorded when the Company has completed its performance obligations, which is the time of service on a monthly basis. During the fourth quarter of 2022 and continuing throughout 2023, the Company terminated the majority of its managed service arrangements and anticipates terminating the remaining managed service arrangement during 2024.

Stock-based Compensation Expense

Stock-based Compensation Expense

The Company accounts for stock-based compensation expense in accordance with the authoritative guidance on stock-based payments. Under the provisions of the guidance, stock-based compensation expense is measured at the grant date based on the fair value of the option using a Black-Scholes option pricing model and is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period.

The authoritative guidance also requires that the Company measure and recognize stock-based compensation expense upon modification of the term of a stock award. The stock-based compensation expense for such modification is the sum of any unamortized expense of the award before modification and the modification expense. The modification expense is the incremental amount of the fair value of the award before the modification and the fair value of the award after the modification, measured on the date of modification. In the event the modification results in a longer requisite period than in the original award, the Company has elected to apply the pool method where the aggregate of the unamortized expense and the modification expense is amortized over the new requisite period on a straight-line basis. In addition, any forfeiture will be based on the original requisite period prior to the modification.

Calculating stock-based compensation expense requires the input of highly subjective assumptions, including the expected term of the stock-based awards, stock price volatility, and the pre-vesting option forfeiture rate. The Company estimates the expected life of options granted based on historical exercise patterns, which are believed to be representative of future behavior. The Company estimates the volatility of the Company’s common stock on the date of grant based on historical volatility. The assumptions used in calculating the fair value of stock-based awards represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, its stock-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. The Company estimates the forfeiture rate based on historical experience of its stock-based awards that are granted, exercised and cancelled. If the actual forfeiture rate is materially different from the estimate, stock-based compensation expense could be significantly different from what was recorded in the current period.

Bad debt expense

Bad debt expense

The Company records bad debt expense related to the write down of receivables from MSA or PEs that are deemed uncollectible. During the year ended December 31, 2023, and 2022, the Company recorded bad debt expense of $4.4 million and $1.4 million, respectively, primarily related to the settlement of amounts due from MSAs and PEs related to the termination of those agreements.

Segment and Geographic Information		Segment and Geographic Information The Company operates in one segment and its services are sold nationally in the United States directly through the Company.
Income Taxes

Income Taxes

The Company must make certain estimates and judgments in determining income tax expense for financial statement purposes. These estimates and judgments are used in the calculation of tax credits, tax benefits, tax deductions, and in the calculation of certain deferred taxes and tax liabilities. Significant changes to these estimates may result in an increase or decrease to the Company’s tax provision in a subsequent period.

The provision for income taxes was determined using the asset and liability method prescribed by GAAP. Under this method, deferred tax assets and liabilities are recognized for the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes. If and when it is determined that a deferred tax asset will not be realized for its full amount, the Company will recognize and record a valuation allowance with a corresponding charge to earnings. The calculation of the current tax liability involves dealing with uncertainties in the application of complex tax laws and regulations and in determining the liability for tax positions, if any, taken on the Company’s tax returns in accordance with authoritative guidance on accounting for uncertainty in income taxes.

Contingencies

Contingencies

From time to time, the Company may be involved in legal and administrative proceedings and claims of various types. The Company records a liability in its consolidated financial statements for these matters when a loss is known or considered probable, and the amount can be reasonably estimated. Management reviews these estimates in each accounting period as additional information becomes known and adjusts the loss provision when appropriate. If the loss is not probable or cannot be reasonably estimated, a liability is not recorded in the consolidated financial statements. If a loss is probable but the amount of loss cannot be reasonably estimated, the Company discloses the loss contingency and an estimate of possible loss or range of loss (unless such an estimate cannot be made). The Company does not recognize gain contingencies until they are realized. Legal costs incurred in connection with loss contingencies are expensed as incurred.